Share Based Payments	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share Based Payments
10.	Share Based Payments

Equity incentive plan – March 26, 2014

On March 26, 2014, the Company adopted an equity incentive plan, under which the officers, key employees and directors of the Company will be eligible to receive options to acquire shares of Class A common shares. A total of 52,632 Class A common shares were reserved for issuance under the plan. The Board of Directors administers the plan. Under the terms of the plan, the Board of Directors are able to grant new options exercisable at a price per Class A common share to be determined by the Board of Directors but in no event less than fair market value as of the date of grant. The plan also permits the Board of Directors to award non-vested share units, non-qualified options, stock appreciation rights and non-vested shares.

(a)	Options

As of December 31, 2015, there were 2,800 options with an exercise price of $4,560 outstanding and exercisable, which vested in 2010 and expired in November 2016.

(b)	Non-vested share awards

As of December 31, 2015, there were 3,923 non-vested share awards which vested in 2016. A summary of the activity for non-vested share awards for the year ended December 31, 2016 is as follows:

	Number of Shares	Weighted Average Fair Value
Non-vested, December 31, 2015	3,923	$84.74
Vested	(3,923)	84.74
Non-vested, December 31, 2016	-	$-

Share based compensation amounted to $986,416, $966,915 and $322,813 for the years ended December 31, 2014, 2015 and 2016, respectively and is included in general and administrative expenses.